GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
GOODWILL
Number of reporting units that carry goodwill	2
Gross amount:
Beginning balance	$ 3,837	$ 3,729
Exchange difference	(93)	108
Ending balance	3,744	3,837	3,729
Accumulated impairment loss
Beginning balance	(2,940)
Charge for the year	0	(2,923)	0
Exchange difference	71	(17)
Ending balance	(2,869)	(2,940)
Goodwill, net	875	897
Taiyuan Xueda
Gross amount:
Beginning balance	897	872
Exchange difference	(22)	25
Ending balance	875	897
Accumulated impairment loss
Goodwill, net	875	897
Weland
Gross amount:
Beginning balance	2,940	2,857
Exchange difference	(71)	83
Ending balance	2,869	2,940
Accumulated impairment loss
Beginning balance	(2,940)
Charge for the year		(2,923)
Exchange difference	71	(17)
Ending balance	$ (2,869)	$ (2,940)